Acquisition of Piranema Spirit (Details 1) (Piranema Spirit [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Piranema Spirit [Member]
Business Acquisition, Pro Forma Information [Abstract]
Business Acquisition, Pro Forma Revenue	$ 1,000,209	$ 955,083
Net (loss) Income	$ (98,030)	$ 76,449
Limited partners interest in ne loss per unit	$ (1.60)	$ 0.99